OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount	$ 21,692	$ 20,491
Accumulated Amortization	11,622	8,581
Net Book Value	10,070	11,910
Customer Relationships [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	6,117	4,987
Net Book Value	2,617	3,747
Intellectual Property [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	2,754	2,079
Net Book Value	4,265	4,940
Capitalized Software Development Costs [Member]
Carrying Amount	5,939	4,738
Accumulated Amortization	2,751	1,515
Net Book Value	$ 3,188	$ 3,223